Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 1,329,850	$ 798,011
Operating expenses [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 1,359,750	$ 2,055,428